As filed with the Securities and Exchange Commission on March 19, 2012

Registration No. 33-7232

811-04524

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 31	☒
(Check appropriate box or boxes)

PUTNAM GLOBAL INCOME TRUST

(Exact Name of Registrant as Specified in Charter)

One Post Office Square,

Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

(617) 292-1000

Registrant’s Telephone Number, including Area Code

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 29, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copy to:

BETH S. MAZOR, Vice President	JOHN W. GERSTMAYR, Esquire
PUTNAM GLOBAL INCOME TRUST	ROPES & GRAY LLP
One Post Office Square	Prudential Tower
Boston, Massachusetts 02109	800 Boylston St.
(Name and address of agent for service)	Boston, Massachusetts 02199-3600

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 19th day of March, 2012.

Putnam Global Income Trust

By:	/s/ Jonathan S. Horwitz, Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter****	Chair, Board of Trustees

Robert L. Reynolds****	President and Trustee

Jonathan S. Horwitz***	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar****	Vice President and Principal Financial Officer

Janet C. Smith****	Vice President, Assistant Treasurer and Principal Accounting Officer

Ravi Akhoury*****	Trustee

Barbara M. Baumann**	Trustee

Charles B. Curtis****	Trustee

Robert J. Darretta****	Trustee

John A. Hill****	Trustee

Paul L. Joskow****	Trustee

Kenneth R. Leibler****	Trustee

Robert E. Patterson****	Trustee

Elizabeth T. Kennan*	Trustee

George Putnam, III****	Trustee

W. Thomas Stephens****	Trustee

By:	/s/ Jonathan S. Horwitz, as Attorney-in-Fact March 19, 2012

*	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 29 to the Registrant’s Registration Statement filed on February 29, 2012.

**	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on February 28, 2011.

***	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 26 to the Registrant’s Registration Statement filed on February 26, 2010.

****	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on December 30, 2009.

*****	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on February 26, 2009.